Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Sales	$ 2,107	$ 143,424	$ 2,107	$ 1,363,906	$ 1,396,152	$ 5,259,447
Sales-related party	2,001,574	1,666,917	6,913,939	4,901,355	8,593,998	5,388,728
Total	2,003,681	1,810,341	6,916,046	6,265,261	9,990,150	10,648,175
Cost of sales-production	2,012,707	1,983,537	6,921,186	6,137,529	10,061,164	9,149,717
Cost of OEM	9,317		9,317
Loss on factory relocation	882		359,549		284,987
Loss on idle capacity	161,902		161,903
Total cost of sales	2,184,808	1,983,537	7,451,955	6,137,529	10,346,151	9,149,717
Gross (loss) profit	(181,127)	(173,196)	(535,909)	127,732	(356,001)	1,498,458
Operating Expenses
Selling expenses	5,011	6,835	20,311	66,670	86,751	68,321
General & administrative expenses	213,632	124,130	929,165	487,512	710,457	917,408
Total operation expenses	218,643	130,965	949,476	554,182	797,208	985,729
(Loss) income from operation	(399,770)	(304,161)	(1,485,385)	(426,450)	(1,153,209)	512,729
Other income (expenses):
Interest expenses	(74,712)	(56,762)	(288,385)	(161,216)	(237,581)	(187,528)
Other income (expenses)	(20)	7	(8,021)	11,832	8,713	(19,159)
Gain on selling of imperfections						462,368
Total other (expenses) income, net	(74,732)	(56,755)	(296,406)	(149,384)	(228,868)	255,681
Net (loss) income before income taxes	(474,502)	(360,916)	(1,781,791)	(575,834)	(1,382,077)	768,410
Income tax expenses	(21)		(8,608)	15,695	16,067	11,029
Net (loss) income	(474,481)	(360,916)	(1,773,183)	(591,529)	(1,398,144)	757,381
Foreign currency translation, net of tax	38,771	(44,188)	(4,755)	(193,680)	(82,832)	11,585
Comprehensive (loss) income	$ (435,710)	$ (405,104)	$ (1,777,938)	$ (785,209)	$ (1,480,976)	$ 768,966
Earnings per share
Basic income (loss) per share	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.0)	$ 0.02
Diluted income (loss) per share	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.0)	$ 0.02
Weighted average common shares outstanding, basic	41,109,458	41,014,936	41,109,458	41,014,936	41,014,936	40,976,458
Weighted average common shares outstanding, diluted	41,109,458	41,014,936	41,109,458	41,014,936	41,014,936	40,976,458